Significant accounting policies - Schedule of estimated useful lives of finite lived intangible assets (Details)	Dec. 31, 2025 USD ($)
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 0
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Minimum | Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	1 year
Minimum | Trade names
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	1 year
Minimum | Intellectual property and know-how
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Minimum | Licenses and service agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Minimum | Internal-use software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Maximum | Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	15 years
Maximum | Trade names
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	20 years
Maximum | Intellectual property and know-how
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	15 years
Maximum | Licenses and service agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	30 years
Maximum | Internal-use software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years